CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
VOYAGE REVENUES:	$ 597,452	$ 529,879	$ 529,182
EXPENSES:
Voyage expenses	125,802	125,350	113,403
Charter hire expense	10,822	10,822	311
Vessel operating expenses	180,233	181,693	173,864
Depreciation and amortization	139,424	146,798	139,020
General and administrative expenses	27,696	27,032	26,324
Loss on sale of vessels (Note 4)	0	364	3,860
Impairment charges (Note 3, 4)	27,613	65,965	8,922
Total expenses	511,590	558,024	465,704
Operating income (loss)	85,862	(28,145)	63,478
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(74,723)	(76,809)	(56,839)
Interest income	3,694	2,507	1,082
Other, net	(825)	1,405	1,464
Total other expenses, net	(71,854)	(72,897)	(54,293)
Net income (loss)	14,008	(101,042)	9,185
Less: Net loss (income) attributable to the non-controlling interest	1,118	1,839	(1,573)
Net income (loss) attributable to Tsakos Energy Navigation Limited	15,126	(99,203)	7,612
Effect of preferred dividends (Note 10)	(40,400)	(33,763)	(23,776)
Deemed dividend on Series B Preferred Shares (Note 10)	(2,750)	0	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (28,024)	$ (132,966)	$ (16,164)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (0.32)	$ (1.53)	$ (0.19)
Weighted average number of shares, basic and diluted	88,757,923	87,111,636	84,713,572